Income Tax: (Details Narrative) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jan. 01, 2020
Income Tax Disclosure [Abstract]
Income Tax Benefit Recorded By The Company	$ 0.8	$ 4.3
Deferred Tax Assets, Net of Valuation Allowance			$ 0.8
The Companys Income Tax Receivable	7.6
The Companys Income Tax Receivable Relating To 2019 Revisions Of Estimates	$ 4.3